Revenue - Schedule of Revenue by Geography (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 500,728	$ 400,444	$ 959,586	$ 780,523	$ 1,591,020	$ 742,992	$ 424,495
Previously Reported [Member]
Disaggregation of Revenue [Line Items]
Revenue					1,591,020
United States
Disaggregation of Revenue [Line Items]
Revenue					1,051,442	539,618	316,558
Europe
Disaggregation of Revenue [Line Items]
Revenue					287,401	103,840	45,759
All other countries
Disaggregation of Revenue [Line Items]
Revenue					$ 252,177	$ 99,534	$ 62,178